Investment Objectives and Goals	Jan. 31, 2026
Common Stock Fund
Prospectus [Line Items]
Risk/Return [Heading]	COMMON STOCK FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	FMI Common Stock Fund seeks long-term capital appreciation.
Large Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	LARGE CAP FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	FMI Large Cap Fund seeks long-term capital appreciation.
International Fund
Prospectus [Line Items]
Risk/Return [Heading]	INTERNATIONAL FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	FMI International Fund seeks long-term capital appreciation.
International Fund II - Currency Unhedged
Prospectus [Line Items]
Risk/Return [Heading]	INTERNATIONAL FUND II – CURRENCY UNHEDGED
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	FMI International Fund II – Currency Unhedged seeks long-term capital appreciation.
Global Fund
Prospectus [Line Items]
Risk/Return [Heading]	GLOBAL FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	FMI Global Fund seeks long-term capital appreciation.